TAX CREDITS - Realization of non-current tax credits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Estimates of realization of non-current tax credits
Tax credits - non-current	R$ 1,744,387	R$ 1,916,100
2025
Estimates of realization of non-current tax credits
Tax credits - non-current		530,605
2026
Estimates of realization of non-current tax credits
Tax credits - non-current	575,517	502,110
2027
Estimates of realization of non-current tax credits
Tax credits - non-current	384,850	299,152
2028
Estimates of realization of non-current tax credits
Tax credits - non-current	456,327	R$ 584,233
2029 on
Estimates of realization of non-current tax credits
Tax credits - non-current	R$ 327,693